The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Select Large Cap Equity Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 12, 2018 (Accession No. 0001193125-18-010043), which is incorporated herein by reference.